Cover Page	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity File Number	333-282554
Entity Registrant Name	FIRSTENERGY TRANSMISSION, LLC
Entity Tax Identification Number	20-5763884
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5001 NASA Boulevard
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26554
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002038118
Amendment Flag	false